Segment Information and Revenue Analysis (Details) - Schedule of revenues by service lines - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 126,061,693	$ 89,415,798	$ 64,932,937
IT consulting service [Member]
Segment Reporting Information [Line Items]
Revenues	122,273,395	87,136,754	61,755,355
Customized IT solution service [Member]
Segment Reporting Information [Line Items]
Revenues	3,130,646	1,844,892	3,041,482
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 657,652	$ 434,152	$ 136,100